UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 127.4%
Corporate — 13.4%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 6/01/30	$385	$442,496
Prat Paper, Inc. Project, AMT, 4.50%, 1/01/25 (a)	500	534,250
The Packer Collegiate Institute Project, 5.00%, 6/01/35	250	281,175
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,000	1,013,670
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (b):
5.50%, 1/01/18	1,000	1,008,830
5.50%, 1/01/21	250	252,137
5.50%, 1/01/24	1,000	1,008,190
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	1,000	1,004,300
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	503,925
State of New York Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	504,860
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (b)	1,000	1,029,740

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (continued)
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	$1,000	$1,174,730

		8,758,303
County/City/Special District/School District — 27.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,065,190
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,430,460
5.00%, 8/01/30	1,250	1,444,400
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	805,574
Sub-Series B-1, 5.25%, 9/01/22	500	559,930
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,719,510
Sub-Series I-1, 5.13%, 4/01/25	750	844,552
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,548,705
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	750	841,478
City of Yonkers New York, GO, Refunding Series B, 5.00%, 8/01/24	490	582,674
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,137,420
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,060	3,509,973

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	$1,000	$1,135,770

		17,625,636
Education — 24.1%
Build NYC Resource Corp., RB, Bronx Charter School For Excellence Project, Series A, 3.88%, 4/15/23	505	499,657
City of New York New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 7/15/31	500	581,230
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	581,625
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,174,270
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,157,580
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,114,690
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	566,480
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	958,162
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	142,345
Fordham University, Series A, 5.25%, 7/01/25	500	581,580
Icahn School Of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	1,000	1,118,620

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
Mount Sinai School of Medicine, 5.50%, 7/01/19 (c)	$1,000	$1,158,970
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	288,700
Series A, 5.00%, 3/15/32	1,000	1,163,200
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,021,540
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	428,786
Fordham University, 5.00%, 7/01/30	300	340,344
Pace University, Series A, 5.00%, 5/01/27	1,000	1,083,130
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,241,499
The Culinary Institute of America, 5.00%, 7/01/28	500	552,385

		15,754,793
Health — 17.7%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	559,410
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	247,145
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,142,260
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	110	110,300
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	825,000

2	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	$910	$1,011,046
Remarketing, Series A, 5.00%, 11/01/30	580	622,891
Series B, 6.00%, 11/01/30	240	272,640
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	500	516,270
4.00%, 1/01/23	250	268,217
5.00%, 1/01/28	875	955,229
State of New York Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	450	512,298
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,133,810
New York University Hospitals Center, Series B, 5.25%, 7/01/17 (c)	330	351,364
State of New York Dormitory Authority, Refunding RB, Series A:
Mount Sinai Hospital, 4.25%, 7/01/23	250	271,060
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	500	548,515
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	1,270	1,428,344
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	774,720

		11,550,519
Housing — 2.9%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	584,000
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	798,728

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing, 143rd Series, AMT, 4.85%, 10/01/27	$500	$501,485

		1,884,213
State — 12.6%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	647,352
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,165,687
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	653,682
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 4.00%, 7/01/31	1,000	1,052,430
Series E, 5.25%, 3/15/33	1,000	1,193,870
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	287,670
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,120,830
State of New York Urban Development Corp., RB:
Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	460,272
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,661,670

		8,243,463
Tobacco — 0.9%
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	500	560,585
Transportation — 23.6%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,158,440
Series A (NPFGC), 5.00%, 11/15/24	1,010	1,059,490
Series A-1, 5.25%, 11/15/33	500	588,835
Series B, 5.25%, 11/15/33	1,000	1,161,060

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series B (NPFGC), 5.25%, 11/15/19	$860	$998,950
Sub-Series B-1, 5.00%, 11/15/24	460	548,449
Sub-Series B-4, 5.00%, 11/15/24	300	357,684
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,132,730
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,349,740
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	541,520
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,115,250
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,083,040
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	660	740,527
Series K, 5.00%, 1/01/32	650	743,977
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	1,000	1,205,940
5.00%, 1/01/27	500	582,535

		15,368,167
Utilities — 5.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	500	548,145
Long Island Power Authority, Refunding RB, Series A:
Electric System, 5.50%, 4/01/19 (c)	500	576,640
5.00%, 9/01/34	1,000	1,125,250

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	$1,000	$1,158,340

		3,408,375
Total Municipal Bonds in New York		83,154,054
Puerto Rico — 2.4%
Housing — 2.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,460	1,575,822

U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Gross Receipts Taxes Loan Note, Series C, 5.00%, 10/01/30	500	545,015
Total Municipal Bonds — 130.6%		85,274,891

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 18.1%
County/City/Special District/School District — 4.1%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	599	677,266
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,132,602
Sub-Series G-1, 5.00%, 4/01/29	750	866,145

		2,676,013
State — 4.5%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,174,427

4	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	$1,499	$1,724,784

		2,899,211
Transportation — 4.3%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	749	863,001
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	859,755
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,105,201

		2,827,957
Utilities — 5.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,797,447

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (continued):
Series A, 4.75%, 6/15/30	$1,500	$1,589,475

		3,386,922
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 18.1%		11,790,103
Total Long-Term Investments (Cost – $90,870,570) – 148.7%		97,064,994

Short-Term Securities — 4.7%	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	3,050,423	3,050,423
Total Short-Term Securities (Cost — $3,050,423) — 4.7%		3,050,423
Total Investments (Cost — $93,920,993*) — 153.4%		100,115,417
Other Assets Less Liabilities — 1.8%		1,168,443
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.8)%		(6,420,159)
VRDP Shares, at Liquidation Value — (45.4)%		(29,600,000)

Net Assets Applicable to Common Shares — 100.0%		$65,263,701

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,819,593

Gross unrealized appreciation	$6,246,128
Gross unrealized depreciation	(369,475)

Net unrealized appreciation	$5,876,653

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF New York Municipal Money Fund	970,820	2,079,603	3,050,423	—

(f)	Represents the current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(8)	10-Year U.S. Treasury Note	December 2015	$ 1,021,500	$13,986
(6)	5-Year U.S. Treasury Note	December 2015	$ 718,641	7,876
(2)	Long U.S. Treasury Bond	December 2015	$ 312,875	5,010
Total				$26,872

6	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$97,064,994	—	$97,064,994
Short-Term Investments	$3,050,423	—	—	3,050,423

Total	$3,050,423	$97,064,994	—	$100,115,417

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$26,872	—	—	$26,872
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$23,451	—	—	$23,451
Liabilities:
TOB Trust Certificates	—	$(6,419,171)	—	(6,419,171)
VRDP Shares	—	(29,600,000)	—	(29,600,000)

Total	$23,451	$(36,019,171)	—	$(35,995,720)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 22, 2015